Expense Example, No Redemption (Vanguard Intermediate-Term Bond Index Fund ETF)	Vanguard Intermediate-Term Bond Index Fund Vanguard Intermediate-Term Bond Index Fund - ETF Shares 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128